Deferred revenue - Changes in Deferred Revenue (Details) R in Millions, $ in Millions						1 Months Ended		12 Months Ended
	Feb. 28, 2025 ZAR (R)	Feb. 28, 2025 USD ($)	Dec. 01, 2024 ZAR (R)	Dec. 01, 2024 USD ($)	Aug. 21, 2024 ZAR (R)	Jul. 31, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)		Dec. 31, 2023 ZAR (R)
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year								R 8,643	R 6,632		R 6,420
Deferred revenue recognised on acquisition of subsidiary								0	120		198
Deferred revenue advance received								10,745	3,307		935
Deferred revenue recognised during the period								(4,221)	(1,768)		(1,252)
Interest charge								1,121	371		327
Foreign currency translation								(926)	(19)		4
Balance at the end of the year								15,362	8,643		6,632
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue								15,362	8,643		6,632
Current portion of deferred revenue								(1,204)	(1,660)	[1]	(305)
Non-current portion of deferred revenue								14,158	6,983	[1]	6,327
Deferred revenue advance received								10,745	3,307		935
Marikana
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue recognised during the period, cash									24
Century
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year								0	305
Deferred revenue recognised during the period								(1,001)	(662)		(860)
Balance at the end of the year								101	0		305
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue								101	0		305
Deferred revenue recognised during the period, cash								1,097	366		935
Reldan Group
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year								120	0
Deferred revenue advance received								433	243
Deferred revenue recognised during the period								(420)	(245)
Balance at the end of the year								117	120		0
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue								117	120		0
Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year								6,164	6,327
Deferred revenue recognised during the period								(281)	(455)		(392)
Balance at the end of the year								6,174	6,164		6,327
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue								6,174	6,164		6,327
Deferred revenue advance received						R 6,555	$ 500
Franco-Nevada stream
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year								0	0
Deferred revenue recognised during the period								(851)
Balance at the end of the year								8,151	0		0
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue								8,151	0		0
Deferred revenue recognised during the period, cash								9,215
Deferred revenue advance received	R 9,215	$ 500
Gold prepay
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year								1,626	0
Deferred revenue recognised during the period								(935)	(234)
Balance at the end of the year								819	1,626		0
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue								819	1,626		0
Deferred revenue advance received					R 1,793
Chrome prepay
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year								733	0
Deferred revenue recognised during the period								(733)	(172)
Balance at the end of the year								0	733		0
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue								R 0	R 733		R 0
Deferred revenue advance received			R 905	$ 50

[1]	Amount for 31 December 2024 was revised (see note 16.2)